Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 0	$ 0	$ 240.0	$ 180,913	$ 13,702,813	$ (19,665)	$ (13,859,006)	$ 5,295
Beginning balance, shares at Dec. 31, 2021	0	0	240,080	180,913,582
Stock based compensation					5,170			5,170
Issuance of Series C Preferred Stock			$ 5		4,995			5,000
Issuance of Series C Preferred Stock, shares			5,000
Conversion of Series C Preferred to Common stock			$ (100)	$ 3,000	(2,900)
Conversion of Series C Preferred to Common stock, shares			(100,000)	3,000,000
Non-controlling interest, net income (loss)						(2,889)		(2,889)
Net loss							(150,205)	(150,205)
Ending balance, value at Mar. 31, 2022	$ 0	$ 0	$ 145	$ 183,913	13,710,078	(22,554)	(14,009,211)	(137,629)
Ending balance, shares at Mar. 31, 2022	0	0	145,080	183,913,582
Beginning balance, value at Dec. 31, 2021	$ 0	$ 0	$ 240.0	$ 180,913	13,702,813	(19,665)	(13,859,006)	5,295
Beginning balance, shares at Dec. 31, 2021	0	0	240,080	180,913,582
Ending balance, value at Dec. 31, 2022	$ 0	$ 0	$ 145	$ 189,216	13,939,053	(32,985)	(14,706,391)	(610,962)
Ending balance, shares at Dec. 31, 2022	0	0	145,080	189,216,582
Beginning balance, value at Mar. 31, 2022	$ 0	$ 0	$ 145	$ 183,913	13,710,078	(22,554)	(14,009,211)	(137,629)
Beginning balance, shares at Mar. 31, 2022	0	0	145,080	183,913,582
Issuance of warrants in connection with debt					97,453			97,453
Issuance of common stock as financing commitment shares				$ 1,607	73,977			75,584
Issuance of common stock as financing commitment shares, shares				1,607,000
Non-controlling interest, net income (loss)						19,419		19,419
Net loss							(406,639)	(406,639)
Ending balance, value at Jun. 30, 2022	$ 0	$ 0	$ 145	$ 185,520	13,881,508	(3,135)	(14,415,850)	(351,812)
Ending balance, shares at Jun. 30, 2022	0	0	145,080	185,520,582
Issuance of warrants in connection with debt					3,214			3,214
Non-controlling interest, net income (loss)						(5,596)		(5,596)
Net loss							(281,895)	(281,895)
Ending balance, value at Sep. 30, 2022	$ 0	$ 0	$ 145	$ 185,520	13,884,722	(8,731)	(14,697,745)	(636,089)
Ending balance, shares at Sep. 30, 2022	0	0	145,080	185,520,582
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 145	$ 189,216	13,939,053	(32,985)	(14,706,391)	(610,962)
Beginning balance, shares at Dec. 31, 2022	0	0	145,080	189,216,582
Stock based compensation for services				$ 6,000	200,700			206,700
Stock based compensation for services , shares				6,000,000
Common stock issued for accounts payable				$ 452	14,598			15,050
Common stock issued for accounts payable , shares				451,952
Issuance of common stock as financing commitment shares				$ 6,000	192,000			198,000
Issuance of common stock as financing commitment shares, shares				6,000,000
Conversion of convertible notes and accrued interest into common stock				$ 8,552	373,308			381,860
Conversion of convertible notes and accrued interest into common stock, shares				8,552,000
Non-controlling interest, net income (loss)						(1,883)		(1,883)
Net loss							(950,498)	(950,498)
Ending balance, value at Mar. 31, 2023	$ 0	$ 0	$ 145	$ 210,220	14,719,659	(34,868)	(15,656,889)	(761,732)
Ending balance, shares at Mar. 31, 2023	0	0	145,080	210,220,534
Stock based compensation for services				$ 1,750	64,750			66,500
Stock based compensation for services , shares				1,750,000
Issuance of warrants for financing					56,630			56,630
Stock based compensation for- services related party				$ 26,000	954,300			980,300
Stock based compensation for- services related party, shares				26,000,000
Issuance of common stock as financing commitment shares				$ 4,000	143,000			147,000
Issuance of common stock as financing commitment shares, shares				4,000,000
Sale of common shares pursuant to the Company's equity line of credit				$ 1,502	48,499			50,001
Sale of common shares pursuant to the Company's equity line of credit, shares				1,501,502
Issuance of preferred shares to pay accrued interest			$ 20		19,980			20,000
Issuance of preferred shares to pay accrued interest, shares			20,000
Conversion of convertible notes and accrued interest into common stock				$ 6,504	227,896			234,400
Conversion of convertible notes and accrued interest into common stock, shares				6,503,890
Non-controlling interest, net income (loss)						(1,069)		(1,069)
Net loss							(1,358,646)	(1,358,646)
Ending balance, value at Jun. 30, 2023	$ 0	$ 0	$ 165	$ 249,976	16,234,714	(35,937)	(17,015,535)	(566,617)
Ending balance, shares at Jun. 30, 2023	0	0	165,080	249,975,926
Stock based compensation for services				$ 1,000	33,000			34,000
Stock based compensation for services , shares				1,000,000
Stock based compensation for- services related party				$ 30,000	1,185,000			1,215,000
Stock based compensation for- services related party, shares				30,000,000
Warrant exercises for commitment fees				$ 16,880	564,339			581,219
Warrant exercises for commitment fees, shares				16,880,768
Issuance of common stock as financing commitment shares				$ 4,000	127,000			131,000
Issuance of common stock as financing commitment shares, shares				4,000,000
Sale of common shares pursuant to the Company's equity line of credit				$ 890	14,182			15,072
Sale of common shares pursuant to the Company's equity line of credit, shares				890,914
Non-controlling interest, net income (loss)						35,937		35,937
Net loss							(2,212,395)	(2,212,395)
Ending balance, value at Sep. 30, 2023	$ 0	$ 0	$ 165	$ 302,747	$ 18,158,235	$ 0	$ (19,227,930)	$ (766,783)
Ending balance, shares at Sep. 30, 2023	0	0	165,080	302,747,608